Gains and Losses on Derivatives Not Designated or Qualifying as Hedges (Parenthetical) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 142,664		¥ 105,102
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(15,220)	[1]	(97,215)	[1]
Credit-related contracts | Loans related to credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ (8,207)		¥ (90,642)		¥ 75,200

[1]	The amounts include the net loss of ¥90,642 million and ¥8,207 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010 and 2011, respectively.